Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BBH Select Series - Mid Cap Fund - Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Mid Cap Fund
Class Name	Class I
Trading Symbol	BBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Select Series - Mid Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Mid Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$99	0.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2024, the Fund returned 36.79%, outperforming the benchmark, the Russell Midcap Index, which returned 35.39% for the period.

For the year, mid-capitalization stocks outperformed small-capitalization stocks but underperformed large-capitalization stocks. Within the investment universe, the strongest sectors included financials, industrials, and utilities. Consumer staples, energy, and healthcare were the weakest performers. The growth portion of the index outperformed the value portion of the index.

Compared to its benchmark, the Fund’s relative outperformance was driven by a combination of strong stock selection and allocation to certain sectors. The Fund benefitted from its overweight in industrials and technology and its underweight in energy and consumer staples. This more than offset the adverse impact to performance from an underweight in financials and overweight in materials.

Similarly, the Fund benefitted from stock selection within information technology and consumer discretionary, which more than offset the adverse impact from weaker stock selection in healthcare and industrials. The top individual contributors to performance include Guidewire Software Inc., Shift4 Payments Inc., and Arista Networks Inc. The top individual detractors to performance include AMN Healthcare Services Inc., Icon PLC, and Darling Ingredients Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Select Series - Mid Cap Fund	Russell Midcap Index
05/2021	$10,000	$10,000
10/2021	$10,680	$10,751
10/2022	$8,850	$8,906
10/2023	$8,950	$8,816
10/2024	$12,243	$11,936

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception May 24, 2021 to October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	Since Inception (May 24, 2021)
Class I	36.79%	6.06%
Russell Midcap Index	35.39%	5.28%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

Performance Inception Date	May 24, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 475,261,568
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 2,184,650
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,261,568
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Net Advisory Fees Paid	$2,184,650

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	5.6%
Watsco, Inc.	4.6%
Entegris, Inc.	4.4%
GXO Logistics, Inc.	4.4%
CBRE Group, Inc. (Class A)	4.4%
Brown & Brown, Inc.	4.3%
Globant S.A. (Luxembourg)	4.1%
AptarGroup, Inc.	4.0%
Shift4 Payments, Inc. (Class A)	4.0%
Zebra Technologies Corp. (Class A)	3.9%

Sector Diversification (% of Investments)

Common Stock:
Communications	3.4%
Consumer Cyclical	10.2%
Consumer Non-Cyclical	25.3%
Financials	12.6%
Industrials	23.1%
Technology	25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	5.6%
Watsco, Inc.	4.6%
Entegris, Inc.	4.4%
GXO Logistics, Inc.	4.4%
CBRE Group, Inc. (Class A)	4.4%
Brown & Brown, Inc.	4.3%
Globant S.A. (Luxembourg)	4.1%
AptarGroup, Inc.	4.0%
Shift4 Payments, Inc. (Class A)	4.0%
Zebra Technologies Corp. (Class A)	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH Partner Fund - International Equity - Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Partner Fund - International Equity
Class Name	Class I
Trading Symbol	BBHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.56%, outperforming its benchmark, the MSCI EAFE Index, which returned 22.97% for the period.

For the year, EAFE generated strong returns across geographies and sectors. Financials, Industrials, and Information Technology sectors generated the strongest returns for EAFE investors. Consumer Staples and Consumer Discretionary struggled to keep up with the broader market rally given signs of consumer weakness, particularly out of Western Europe. Energy was the only sector to generate losses for the year.

Compared to its benchmark, the Fund’s outperformance was driven by strong stock selection within Materials and Consumer Discretionary as well as an overweight to Information Technology. Weaker security selection within Health Care detracted from returns. The Fund’s higher North American allocation, as well as strong security selection within North America, also bolstered returns relative to the benchmark. North American equity markets continued to outperform most other geographies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH International Equity Fund	MSCI EAFE Index
10/2014	$10,000	$10,000
10/2015	$9,858	$9,993
10/2016	$10,007	$9,671
10/2017	$11,859	$11,937
10/2018	$11,371	$11,119
10/2019	$13,295	$12,347
10/2020	$14,835	$11,500
10/2021	$18,147	$15,430
10/2022	$12,362	$11,881
10/2023	$13,009	$13,592
10/2024	$16,724	$16,714

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
Name	1 Year	5 Years	10 Years
Class I	28.56%	4.70%	5.28%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 2,183,353,713
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 12,846,213
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Total Net Assets$2,183,353,713 # of Portfolio Holdings65 Portfolio Turnover Rate54% Net Advisory Fees Paid$12,846,213
Holdings [Text Block]
London Stock Exchange Group, Plc.	4.0%
CRH, Plc.	3.7%
Brookfield Corp.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.4%
BAE Systems, Plc.	3.4%
Obic Co., Ltd.	3.3%
SAP SE	2.8%
Safran S.A.	2.6%
Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class	2.4%
Thales S.A.	2.3%
France	12.5%
United Kingdom	12.0%
Canada	11.1%
Japan	10.8%
Germany	8.1%
Ireland	8.0%
Netherlands	6.2%
United States	4.9%
Switzerland	4.9%
Taiwan	4.2%
Others	17.3%
Common Stock:
Basic Materials	1.4%
Communications	3.4%
Consumer Cyclical	18.5%
Consumer Non-Cyclical	14.4%
Energy	1.0%
Financials	13.9%
Industrials	25.2%
Technology	18.5%
Registered Investment Companies	2.5%
Preferred Stocks:
Consumer Cyclical	1.2%
Warrants:
Technology	0.0%

Largest Holdings [Text Block]
London Stock Exchange Group, Plc.	4.0%
CRH, Plc.	3.7%
Brookfield Corp.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.4%
BAE Systems, Plc.	3.4%
Obic Co., Ltd.	3.3%
SAP SE	2.8%
Safran S.A.	2.6%
Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class	2.4%
Thales S.A.	2.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH Limited Duration Fund - Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class I
Trading Symbol	BBBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class I (“the Fund”) produced a total return of 8.28% for the fiscal year ending October 31, 2024. Its benchmark, the Bloomberg 1-3 Year Treasury Index, returned 5.78% over the same period.

The Fund’s total return was most impacted by the interest rate environment. The Fed’s tightening cycle officially ended in September when it reduced its policy rate by 50 basis points. Short- and intermediate-term interest rates declined as expectations towards future Fed interest rate decisions shifted to a more-aggressive pace of rate cuts. The 2-Year U.S. Treasury interest rate declined by 0.92% to 4.17% and the 5-Year U.S. Treasury interest rate declined by 0.70% to 4.16%. The Fund benefitted from the combination of higher starting level and subsequent decline in interest rates. While the interest rate environment drove the Fund’s total returns, it detracted from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors and its selection results within those sectors. Credit sectors, sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, performed strongly during the year. The Fund emphasized investments in a diverse set of credit sectors, including corporate bonds and loans, asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") that performed well. Selection results within those sectors enhanced performance further. Securities contributing to selection included electric utility, bank, property and casualty insurer, life insurer, specialty finance company and wireline telecommunication company corporate debt, as well as aircraft equipment and data center ABS and single asset single borrower CMBS. Holdings of healthcare, finance and media entertainment company corporate debt detracted from selection results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

*The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	8.28%	3.39%	2.83%
Barclays Capital U.S. 1-3 Treasury Bond Index ("BCTSY")	5.78%	1.29%	1.32%
Referenced Benchmark	6.84%	2.36%	2.15%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 8,199,422,466
Holdings Count | Holdings	413
Advisory Fees Paid, Amount	$ 18,174,968
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,199,422,466
# of Portfolio Holdings	413
Portfolio Turnover Rate	40%
Net Advisory Fees Paid	$18,174,968

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024	3.7%
New York Life Global Funding, 1.450%, 1/14/2025	0.9%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Edison International, 5.375%,	0.8%
Sutter Health, 1.321%, 8/15/2025	0.7%
Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031	0.7%
Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031	0.7%
UBS Group AG, 5.711%, 1/12/2027	0.7%
Santander Holdings USA, Inc., 4.500%, 7/17/2025	0.6%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.6%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.2%
Commercial Mortgage Backed Securities	4.4%
Corporate Bonds	42.9%
Loan Participations and Assignments	8.3%
Municipal Bonds	0.4%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	4.1%
U.S. Treasury Bills	20.4%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024	3.7%
New York Life Global Funding, 1.450%, 1/14/2025	0.9%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Edison International, 5.375%,	0.8%
Sutter Health, 1.321%, 8/15/2025	0.7%
Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031	0.7%
Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031	0.7%
UBS Group AG, 5.711%, 1/12/2027	0.7%
Santander Holdings USA, Inc., 4.500%, 7/17/2025	0.6%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH Limited Duration Fund - Class N Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Limited Duration Fund
Class Name	Class N
Trading Symbol	BBBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Limited Duration Fund Class N (“the Fund”) produced a total return of 8.20% for the fiscal year ending October 31, 2024. Its benchmark, the Bloomberg 1-3 Year Treasury Index, returned 5.78% over the same period.

The Fund’s total return was most impacted by the interest rate environment. The Fed’s tightening cycle officially ended in September when it reduced its policy rate by 50 basis points. Short- and intermediate-term interest rates declined as expectations towards future Fed interest rate decisions shifted to a more-aggressive pace of rate cuts. The 2-Year U.S. Treasury interest rate declined by 0.92% to 4.17% and the 5-Year U.S. Treasury interest rate declined by 0.70% to 4.16%. The Fund benefitted from the combination of higher starting level and subsequent decline in interest rates. While the interest rate environment drove the Fund’s total returns, it detracted from the Fund’s return relative to its benchmark, as the Fund had less exposure to interest rates (a lower duration) than its Index.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors and its selection results within those sectors. Credit sectors, sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, performed strongly during the year. The Fund emphasized investments in a diverse set of credit sectors, including corporate bonds and loans, asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") that performed well. Selection results within those sectors enhanced performance further. Securities contributing to selection included electric utility, bank, property and casualty insurer, life insurer, specialty finance company and wireline telecommunication company corporate debt, as well as aircraft equipment and data center ABS and single asset single borrower CMBS. Holdings of healthcare, finance and media entertainment company corporate debt detracted from selection results
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

*The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	8.20%	3.29%	2.72%
Barclays Capital U.S. 1-3 Treasury Bond Index ("BCTSY")	5.78%	1.29%	1.32%
Referenced Benchmark	6.84%	2.36%	2.15%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 8,199,422,466
Holdings Count | Holdings	413
Advisory Fees Paid, Amount	$ 18,174,968
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,199,422,466
# of Portfolio Holdings	413
Portfolio Turnover Rate	40%
Net Advisory Fees Paid	$18,174,968

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024	3.7%
New York Life Global Funding, 1.450%, 1/14/2025	0.9%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Edison International, 5.375%,	0.8%
Sutter Health, 1.321%, 8/15/2025	0.7%
Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031	0.7%
Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031	0.7%
UBS Group AG, 5.711%, 1/12/2027	0.7%
Santander Holdings USA, Inc., 4.500%, 7/17/2025	0.6%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.6%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.2%
Commercial Mortgage Backed Securities	4.4%
Corporate Bonds	42.9%
Loan Participations and Assignments	8.3%
Municipal Bonds	0.4%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	4.1%
U.S. Treasury Bills	20.4%
U.S. Treasury Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Federal Home Loan Bank Discount Notes, 0.000%, 11/1/2024	3.7%
New York Life Global Funding, 1.450%, 1/14/2025	0.9%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Edison International, 5.375%,	0.8%
Sutter Health, 1.321%, 8/15/2025	0.7%
Republic Finance Issuance Trust 2021-A, 2.300%, 12/22/2031	0.7%
Oportun Issuance Trust 2021-C, 2.180%, 10/8/2031	0.7%
UBS Group AG, 5.711%, 1/12/2027	0.7%
Santander Holdings USA, Inc., 4.500%, 7/17/2025	0.6%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
BBH Income Fund - CLASS I SHARES [Member]
Shareholder Report [Line Items]
Fund Name	BBH Income Fund
Class Name	Class I
Trading Symbol	BBNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

The BBH Income Fund Class I ("the Fund") produced a total return of 13.37% for the fiscal year ending October 31, 2024. Its benchmark, the Bloomberg U.S. Aggregate Index, had a return of 10.55% over the same period.

The Fund’s total return was most impacted by the interest rate environment. The Fed’s tightening cycle officially ended in September when it reduced its policy rate by 50 basis points. Intermediate- and long-term interest rates declined as expectations towards future Fed interest rate decisions shifted to a more aggressive pace of rate cuts. The 5-Year U.S. Treasury interest rate declined by 0.70% to 4.16% and the 10-Year U.S. Treasury interest rate declined by 0.65% to 4.28%. The Fund benefitted from the combination of higher starting level and subsequent decline in interest rates. While the interest rate environment drove the Fund’s total returns, it had only a small impact on the Fund’s return relative to its benchmark, as the Fund is managed to approximate the benchmark’s interest rate risk profile.

The Fund’s performance versus its benchmark was driven by a combination of its weighting to credit sectors and its selection results within those sectors. Credit sectors, sectors that offer higher income potential versus U.S. Treasuries due to risks of default or adverse repayment, performed strongly during the year. The Fund emphasized investments in a diverse set of credit sectors, including corporate bonds and loans, asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") that performed well. Selection results within those sectors enhanced performance further. Securities contributing to selection included corporate debt issued by banks, property and casualty insurers, life insurers, electric utilities, and technology companies, as well as data center ABS and floating-rate single asset single borrower CMBS. Holdings of healthcare company and media entertainment company corporate debt and positions in conduit CMBS detracted from selection results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Income Fund	Bloomberg US Aggregate Bond Index
06/2018	$10,000	$10,000
10/2018	$9,925	$9,917
10/2019	$11,091	$11,058
10/2020	$11,964	$11,743
10/2021	$12,519	$11,687
10/2022	$10,525	$9,854
10/2023	$10,851	$9,889
10/2024	$12,302	$10,932

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception June 27, 2018 to October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
Name	1 Year	5 Years	Since Inception (June 27, 2018)
Class I	13.37%	2.09%	3.32%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.41%

Performance Inception Date	Jun. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 1,261,981,816
Holdings Count | Holdings	331
Advisory Fees Paid, Amount	$ 4,076,961
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,261,981,816
# of Portfolio Holdings	331
Portfolio Turnover Rate	38%
Net Advisory Fees Paid	$4,076,961

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bond, 3.875%, 2/15/2043	5.9%
U.S. Treasury Note, 4.000%, 2/15/2034	2.2%
U.S. Treasury Bond, 3.500%, 2/15/2039	2.2%
U.S. Treasury Bond, 3.625%, 2/15/2053	1.7%
U.S. Treasury Bond, 1.375%, 8/15/2050	1.4%
Enstar Finance LLC, 5.750%, 9/1/2040	0.8%
Connect Finco S.a.r.l., 9.185%, 9/27/2029	0.8%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.8%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Rockpoint Gas Storage Partners LP Term B, 8.363%, 9/12/2031	0.7%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	21.3%
Commercial Mortgage Backed Securities	6.6%
Corporate Bonds	40.7%
Loan Participations and Assignments	12.5%
Municipal Bonds	0.1%
Preferred Securities	2.5%
Residential Mortgage Backed Securities	0.0%
U.S. Treasury Bills	1.7%
U.S. Treasury Bonds and Notes	14.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bond, 3.875%, 2/15/2043	5.9%
U.S. Treasury Note, 4.000%, 2/15/2034	2.2%
U.S. Treasury Bond, 3.500%, 2/15/2039	2.2%
U.S. Treasury Bond, 3.625%, 2/15/2053	1.7%
U.S. Treasury Bond, 1.375%, 8/15/2050	1.4%
Enstar Finance LLC, 5.750%, 9/1/2040	0.8%
Connect Finco S.a.r.l., 9.185%, 9/27/2029	0.8%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.8%
Whirlpool Corp., 0.000%, 9/23/2025	0.8%
Rockpoint Gas Storage Partners LP Term B, 8.363%, 9/12/2031	0.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH Select Series - Large Cap Fund - Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Select Series - Large Cap Fund
Class Name	Class I
Trading Symbol	BBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Select Series - Large Cap Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Select Series - Large Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the fiscal year ended October 31, 2024, the fundamental financial results of the portfolio companies were strong on both an absolute and relative basis, with net earnings and free cash flow per share growing favorably against the fundamental performance of the Fund’s primary benchmark, the S&P 500 Index ("the Index"), continuing a multi-year period of fundamental outperformance.

Despite the favorable comparative fundamental financial performance of the Fund, the stock price performance of the Fund meaningfully trailed that of the Index. On a total return basis, the Fund gained 28.80% over the fiscal year ended October 31, 2024, while the benchmark gained 38.02%. While trailing the Index, the absolute stock price performance of the Fund during the fiscal year was strong on an absolute basis and when compared to longer-term performance trends, led by companies in the Communication Services and Information Technology sectors.

Despite the strong absolute stock price and total return performance of the Fund, it meaningfully underperformed the Index during the fiscal year. The Fund’s underperformance was driven by both sector allocations and security selection. A material underweight to Information Technology and material overweight to Financials were substantial relative performance headwinds during the fiscal year. In addition, in the latter part of the 2024 fiscal year, the Index was heavily influenced by the outsized stock price performance of lower quality companies, both deeper value and less profitable hyper-growth Index constituents. The stimulative actions of easing by central banks and other stimulus fed an appetite of increased risk, which disproportionately benefited companies that are a poor fit with our investment criteria and ones we seek to avoid, both by the strategic design of our investment criteria and its diligent implementation, in our effort to produce durable absolute and relative returns over the long-term and fundamentally outperform during periods of economic or market stress.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Select Series - Large Cap Fund	S&P 500 Index
09/2019	$10,000	$10,000
10/2019	$10,120	$10,221
10/2020	$10,304	$11,214
10/2021	$14,174	$16,026
10/2022	$11,491	$13,684
10/2023	$13,173	$15,072
10/2024	$16,967	$20,802

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception September 9, 2019 to October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
Name	1 Year	5 Years	Since Inception (September 9, 2019)
Class I	28.80%	10.89%	10.83%
S&P 500 Index	38.02%	15.27%	15.31%

Performance Inception Date	Sep. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 475,579,827
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 2,926,190
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$475,579,827
# of Portfolio Holdings	26
Portfolio Turnover Rate	9%
Net Advisory Fees Paid	$2,926,190

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	7.0%
Microsoft Corp.	6.3%
Berkshire Hathaway, Inc. (Class A)	6.1%
Oracle Corp.	5.7%
Mastercard, Inc. (Class A)	5.5%
Linde, Plc. (Ireland)	5.2%
KLA Corp.	4.7%
Progressive Corp.	4.7%
Booking Holdings, Inc.	4.3%
Waste Management, Inc.	4.3%

Sector Diversification (% of Investments)

Common Stock:
Basic Materials	5.4%
Communications	15.3%
Consumer Cyclical	6.2%
Consumer Non-Cyclical	20.8%
Financials	21.4%
Industrials	5.8%
Technology	25.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	7.0%
Microsoft Corp.	6.3%
Berkshire Hathaway, Inc. (Class A)	6.1%
Oracle Corp.	5.7%
Mastercard, Inc. (Class A)	5.5%
Linde, Plc. (Ireland)	5.2%
KLA Corp.	4.7%
Progressive Corp.	4.7%
Booking Holdings, Inc.	4.3%
Waste Management, Inc.	4.3%

Material Fund Change [Text Block]	Material Fund Changes Scott Hill, Principal of BBH, is now the portfolio manager of the Fund. There were no other material fund changes during the period.
BBH Intermediate Municipal Bond Fund - Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class I
Trading Symbol	BBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class I	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund Class I (the “Fund”) produced a total return of 9.33%  for the twelve-month period ending October 31, 2024. In comparison, its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of 7.53% over the same period. Throughout the measurement period, changing investor expectations regarding inflation and monetary policy drove significant market volatility.

For the twelve-month period, intermediate and long-term tax-exempt interest rates decreased by 60 to 80 basis points, while short maturity yields declined by 100 basis points. The Fed’s tightening cycle officially ended in September when they reduced their policy rate by 50 basis points. Although core measures of inflation remain moderately above the Fed’s target of 2%, they have fallen substantially. This gave the Fed confidence to ease rates to help support the labor market.

The credit-sensitive portions of the Municipal market performed very strongly. Relative to Triple-A rated securities, Triple-B rated bonds and Municipal High Yield outperformed by 500 basis points and 800 basis points, respectively during the year. A core element of the Fund’s strategy is to focus on smaller areas of the market and own securities that are structurally more complex. This has allowed us to enhance the risk-adjusted return of the Fund. To help preserve Fund liquidity, we focus on high quality securities in these areas.

Against this backdrop, the Fund outperformed its benchmark by 1.80%. Despite the Fund’s low exposure to Triple-B rated bonds and no high yield positions, it still performed well relative to its benchmark and its peers. The Fund’s significant holdings of State Housing Finance Authorities, Prepaid Natural Gas, and Airports were large contributors to performance. Also enhancing returns were the Fund’s positions in zero-coupon bonds and floating rate notes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2014	$10,000	$10,000
10/2015	$10,233	$10,246
10/2016	$10,725	$10,563
10/2017	$11,085	$10,768
10/2018	$11,072	$10,711
10/2019	$12,000	$11,580
10/2020	$12,502	$12,004
10/2021	$12,653	$12,218
10/2022	$11,420	$11,125
10/2023	$11,831	$11,400
10/2024	$12,935	$12,258

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]	Average Annual Total Returns (%)
Name	1 Year	5 Years	10 Years
Class I	9.33%	1.51%	2.61%
Bloomberg Municipal 1-15 Year Index	7.53%	1.14%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 1,242,801,078
Holdings Count | Holdings	347
Advisory Fees Paid, Amount	$ 3,909,916
Investment Company, Portfolio Turnover	201.00%	[1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,242,801,078
# of Portfolio Holdings	347
Portfolio Turnover Rate*	201%
Net Advisory Fees Paid	$3,909,916
*33% excluding variable rate demand notes.

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024	1.6%
Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024	1.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024	1.6%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.2%
Texas A&M University, 3.000%, 2/6/2025	1.2%
Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037	1.2%
Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041	1.1%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.1%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027	1.0%
Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052	1.0%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	0.4%
Commercial Mortgage Backed Securities	2.5%
Commercial Paper	1.2%
Municipal Bonds	93.2%
Short-term Municipal Bonds	1.7%
U.S. Treasury Bills	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024	1.6%
Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024	1.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024	1.6%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.2%
Texas A&M University, 3.000%, 2/6/2025	1.2%
Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037	1.2%
Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041	1.1%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.1%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027	1.0%
Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052	1.0%

Material Fund Change Expenses [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH Intermediate Municipal Bond Fund - Class N Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH Intermediate Municipal Bond Fund
Class Name	Class N
Trading Symbol	BBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Class N	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

BBH Intermediate Municipal Bond Fund Class N (the “Fund”) produced a total return of 9.10%  for the twelve-month period ending October 31, 2024. In comparison, its benchmark, the Barclays Capital 1-15 Year Municipal Index, had a return of 7.53% over the same period. Throughout the measurement period, changing investor expectations regarding inflation and monetary policy drove significant market volatility.

For the twelve-month period, intermediate and long-term tax-exempt interest rates decreased by 60 to 80 basis points, while short maturity yields declined by 100 basis points. The Fed’s tightening cycle officially ended in September when they reduced their policy rate by 50 basis points. Although core measures of inflation remain moderately above the Fed’s target of 2%, they have fallen substantially. This gave the Fed confidence to ease rates to help support the labor market.

The credit-sensitive portions of the Municipal market performed very strongly. Relative to Triple-A rated securities, Triple-B rated bonds and Municipal High Yield outperformed by 500 basis points and 800 basis points, respectively during the year. A core element of the Fund’s strategy is to focus on smaller areas of the market and own securities that are structurally more complex. This has allowed us to enhance the risk-adjusted return of the Fund. To help preserve Fund liquidity, we focus on high quality securities in these areas.

Against this backdrop, the Fund outperformed its benchmark by 1.57%. Despite the Fund’s low exposure to Triple-B rated bonds and no high yield positions, it still performed well relative to its benchmark and its peers. The Fund’s significant holdings of State Housing Finance Authorities, Prepaid Natural Gas, and Airports were large contributors to performance. Also enhancing returns were the Fund’s positions in zero-coupon bonds and floating rate notes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

	BBH Intermediate Municipal Bond Fund	Bloomberg Municipal 1-15 Year Index
10/2014	$10,000	$10,000
10/2015	$10,229	$10,246
10/2016	$10,703	$10,563
10/2017	$11,046	$10,768
10/2018	$11,018	$10,711
10/2019	$11,923	$11,580
10/2020	$12,399	$12,004
10/2021	$12,524	$12,218
10/2022	$11,283	$11,125
10/2023	$11,666	$11,400
10/2024	$12,728	$12,258

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund for the ten year period ended October 31, 2024. The results of this chart do not predict the results of future time periods and do not guarantee the same results.

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	9.10%	1.32%	2.44%
Bloomberg Municipal 1-15 Year Index	7.53%	1.14%	2.06%

The Fund’s past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 1,242,801,078
Holdings Count | Holdings	347
Advisory Fees Paid, Amount	$ 3,909,916
Investment Company, Portfolio Turnover	201.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,242,801,078
# of Portfolio Holdings	347
Portfolio Turnover Rate*	201%
Net Advisory Fees Paid	$3,909,916
*33% excluding variable rate demand notes.

Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024	1.6%
Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024	1.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024	1.6%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.2%
Texas A&M University, 3.000%, 2/6/2025	1.2%
Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037	1.2%
Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041	1.1%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.1%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027	1.0%
Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052	1.0%

Breakdown by Security Type (% of Investments)

Asset Backed Securities	0.4%
Commercial Mortgage Backed Securities	2.5%
Commercial Paper	1.2%
Municipal Bonds	93.2%
Short-term Municipal Bonds	1.7%
U.S. Treasury Bills	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

University of Wisconsin Hospitals & Clinics, Revenue Bonds, 3.950%, 11/1/2024	1.6%
Philadelphia Authority for Industrial Development, Revenue Bonds, 3.950%, 11/1/2024	1.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000%, 11/1/2024	1.6%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.2%
Texas A&M University, 3.000%, 2/6/2025	1.2%
Modesto Irrigation District, Revenue Bonds, NPFG, 4.166%, 9/1/2037	1.2%
Freddie Mac Multifamily Certificates, Revenue Bonds, 4.155%, 5/25/2041	1.1%
Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.1%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds, 4.349%, 9/15/2027	1.0%
Kentucky Public Energy Authority, Revenue Bonds, 4.429%, 8/1/2052	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
BBH U.S. Government Money Market Fund - Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	BBH U.S. Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	BBSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.
Additional Information Phone Number	1-800-625-5759
Additional Information Website	http://www.bbhfunds.com
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Net Assets	$ 7,648,263,474
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 14,093,602
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,648,263,474 # of Portfolio Holdings29 Net Advisory Fees Paid$14,093,602
Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bill, 4.682%, 11/26/2024	5.2%
U.S. Treasury Bill, 5.059%, 11/12/2024	5.1%
Societe Generale, 4.800%, 11/1/2024Footnote Reference*	4.9%
National Australia Bank Ltd., 4.800%, 11/1/2024Footnote Reference*	4.9%
Royal Bank of Canada, 4.750%, 11/1/2024Footnote Reference*	4.9%
BNP Paribas, 4.770%, 11/1/2024Footnote Reference*	4.9%
U.S. Treasury Bill, 4.623%, 11/19/2024	4.6%
U.S. Treasury Bill, 4.938%, 12/12/2024	4.5%
Federal Home Loan Bank Discount Notes, 4.601%, 11/1/2024	4.3%
U.S. Treasury Bill, 5.183%, 11/7/2024	4.2%
*Repurchase Agreement

Sector Diversification (% of Investments)

Repurchase Agreements	19.6%
U.S. Government Agency Obligations	4.3%
U.S. Treasury Bills	76.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bill, 4.682%, 11/26/2024	5.2%
U.S. Treasury Bill, 5.059%, 11/12/2024	5.1%
Societe Generale, 4.800%, 11/1/2024Footnote Reference*	4.9%
National Australia Bank Ltd., 4.800%, 11/1/2024Footnote Reference*	4.9%
Royal Bank of Canada, 4.750%, 11/1/2024Footnote Reference*	4.9%
BNP Paribas, 4.770%, 11/1/2024Footnote Reference*	4.9%
U.S. Treasury Bill, 4.623%, 11/19/2024	4.6%
U.S. Treasury Bill, 4.938%, 12/12/2024	4.5%
Federal Home Loan Bank Discount Notes, 4.601%, 11/1/2024	4.3%
U.S. Treasury Bill, 5.183%, 11/7/2024	4.2%
Repurchase Agreement
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.

[1]	33% excluding variable rate demand notes.
[2]	33% excluding variable rate demand notes.